STOCK-BASED COMPENSATION (Details Textual) $ / shares in Units, ¥ in Thousands							1 Months Ended															12 Months Ended
	Sep. 01, 2018 $ / shares	Jun. 01, 2018 $ / shares	Mar. 01, 2018 $ / shares shares	Jan. 02, 2018 $ / shares shares	Oct. 02, 2017 $ / shares shares	Jan. 02, 2016 CNY (¥)	Mar. 31, 2019	Dec. 28, 2017 USD ($) $ / shares shares	Dec. 22, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 28, 2016 CNY (¥)	Aug. 31, 2016 shares	May 31, 2016 shares	Apr. 30, 2016 shares	Jan. 31, 2015 $ / shares shares	Dec. 22, 2014 CNY (¥) shares	Jan. 31, 2014 $ / shares shares	Jan. 31, 2013 $ / shares shares	Jan. 31, 2012 $ / shares shares	Jan. 31, 2011 $ / shares shares	Jan. 31, 2010 $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2016 CNY (¥) shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($) shares	Apr. 22, 2010 shares	Nov. 08, 2005 shares
Number of options granted																						2,500	2,500	0
Exercise price (USD) | $ / shares																							$ 16.5
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term																						4 years 2 months 1 day	4 years 2 months 1 day	4 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $																											$ 265,000
Share-based compensation expense																						¥ 4,313	$ 627,000	¥ 5,404	¥ 8,796
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																						5 months 23 days	5 months 23 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																						22,500	22,500
Stock Issued During Period, Value, Restricted Stock Award, Gross | $																							$ 167,925,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																						¥ 709					$ 0
Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | ¥						¥ 542					¥ 982					¥ 616
Tranche 9 [Member]
Number of options granted																						0	0	0
Exercise price (USD) | $ / shares																							$ 12.7
Tranche 10 [Member]
Number of options granted																						0	0	0
Exercise price (USD) | $ / shares																							$ 14.8
Tranche 11 [Member]
Number of options granted																						0	0	0	18,500
Exercise price (USD) | $ / shares																							$ 13.8
Tranche 12 [Member]
Number of options granted														60,000								0	0	0
Exercise price (USD) | $ / shares																							$ 20.5
Tranche 13 [Member]
Number of options granted													20,000									0	0	0
Exercise price (USD) | $ / shares																							$ 16.5
Tranche 14 [Member]
Number of options granted												20,000										0	0	0
Exercise price (USD) | $ / shares																							$ 20.0
Tranche 15 [Member]
Number of options granted										18,000												0	0	18,000
Exercise price (USD) | $ / shares										$ 20.7													$ 20.7
Tranche 16 [Member]
Number of options granted					2,500
Exercise price (USD) | $ / shares					$ 16.5
Tranche 17 [Member]
Number of options granted									8,800
Exercise price (USD) | $ / shares									$ 8.0
Tranche 18 [Member]
Number of options granted				29,000
Exercise price (USD) | $ / shares				$ 9.1
Tranche 19 [Member]
Number of options granted			20,000
Exercise price (USD) | $ / shares			$ 8.2
2005 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																													150,000
2005 Performance Equity Plan [Member] | Tranche 5 [Member]
Number of options granted																					12,500
Exercise price (USD) | $ / shares																					$ 122.3		20.7
2005 Performance Equity Plan [Member] | Tranche 6 [Member]
Number of options granted																				12,000
Exercise price (USD) | $ / shares																				$ 108.4
2005 Performance Equity Plan [Member] | Tranche 7 [Member]
Number of options granted																			36,500
Exercise price (USD) | $ / shares																			$ 25.5
2005 Performance Equity Plan [Member] | Tranche 8 [Member]
Number of options granted																		36,000
Exercise price (USD) | $ / shares																		$ 14.4
2005 Performance Equity Plan [Member] | Tranche 9 [Member]
Number of options granted																	35,000
Exercise price (USD) | $ / shares																	$ 12.7						$ 8.0
2005 Performance Equity Plan [Member] | Tranche 10 [Member]
Number of options granted															19,500
Exercise price (USD) | $ / shares															$ 14.8
2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																												150,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								33,000
Stock Issued During Period, Value, Restricted Stock Award, Gross | $								$ 287,100,000
Share Based Compensation Share Based Payment Award Vesting Date Commencement																						Jan. 03, 2018	Jan. 03, 2018
2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year	1 year	1 year
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options | ¥																						¥ 1,228		¥ 690
Share Price | $ / shares	$ 6.6	$ 7.2	$ 8.6					$ 8.7
2014 Performance Equity Plan [Member] | Vesting Date 1 [Member]
Share Based Compensation Share Based Payment Award Vesting Date Commencement							Mar. 01, 2019
2014 Performance Equity Plan [Member] | Vesting Date 2 [Member]
Share Based Compensation Share Based Payment Award Vesting Date Commencement																						Jun. 01, 2019	Jun. 01, 2019
2014 Performance Equity Plan [Member] | Vesting Date 3 [Member]
Share Based Compensation Share Based Payment Award Vesting Date Commencement																						Sep. 01, 2019	Sep. 01, 2019
Restricted Stock Units (RSUs) [Member]
Share-based compensation expense | ¥																						¥ 2,272		¥ 0	¥ 0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																						8 months 15 days	8 months 15 days
Before Adjustment [Member] | 2009 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						70,000		70,000		70,000	70,000
Before Adjustment [Member] | 2014 Performance Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						211,300		151,000		211,300	151,000
Minimum [Member] | After Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																						5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						1 year	1 year
Maximum [Member] | After Adjustment [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expiration Period																						10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																						5 years	5 years